Summary of significant accounting policies - Recent accounting pronouncements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) lease	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Adoption of IFRS 16
Number of leases | lease	2,000
Deferred tax assets	$ 406	$ 432	$ 428
Decrease in net cash generated from continuing operations	(1,179)	(991)	(1,185)
Increase in Adjusted EBITDA	83
Variable lease expense	67
Total commitments under non-cancellable leases (IAS 17)		364	302
Lease liabilities due to initial adoption of IFRS 16 as of January 1, 2019		349
Total lease liabilities	466
Not later than one year
Adoption of IFRS 16
Total commitments under non-cancellable leases (IAS 17)		67	64
Total lease liabilities	88
Later than one year and not later than five years
Adoption of IFRS 16
Total commitments under non-cancellable leases (IAS 17)		150	132
Total lease liabilities	219
Later than five years
Adoption of IFRS 16
Total commitments under non-cancellable leases (IAS 17)		147	$ 106
Total lease liabilities	159
IFRS 16
Adoption of IFRS 16
Right-of-use assets				$ 290
Deferred tax assets				$ 13
Decrease in net cash generated from continuing operations	74
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				5.40%
Increase in Adjusted EBITDA	$ 63
Total commitments under non-cancellable leases (IAS 17)		364
Different treatment of extension and termination options and non-lease components		104
Impact from discounting		(119)
Lease liabilities due to initial adoption of IFRS 16 as of January 1, 2019		349
Finance lease obligations as of December 31, 2018		36
Total lease liabilities		$ 385